Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents [Abstract]
Cash at bank available on demand
Cash held in short term deposit accounts	32,373	52,742
Cash and cash equivalents	27,974	190,782
Cash and cash equivalents in the statement of cash flows	£ 60,347	£ 243,524